RESTATEMENT OF PRIOR ISSUED FINANCIALS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PRIOR ISSUED FINANCIALS

NOTE 17: RESTATEMENT OF PRIOR ISSUED FINANCIALS

The audited financial statements for the year ended December 31, 2022 have been restated to reflect the correction of errors noted below:

Correction of errors – Subsequent to the yearend the Company noticed that a restatement was needed in the previously issued financial statements, related to the presentation of certain balances on the statement of cashflows for the year ended December 31, 2022. Specifically related to the presentation of the issuance of convertible notes from financing activities to operating activities.

Accordingly, the following table summarizes the error corrections to the Company’s consolidated statement of cashflows for the year ended December 31, 2022.

	31-Dec-22
	As Previously Reported	Impact of Adjustment	As Revised
Consolidated Statement of Cashflows
Amortization of debt discount	2,512,725	(191,714)	2,321,011
Stock based compensation	1,044,691	(11)	1,044,680
Accounts payable and accrued liabilities	923,107	(6,853)	916,254
Interest payable	361,588	1,832,265	2,193,853
Net Cash used in Operating Activities	(2,886,337)	1,633,687	(1,252,650)
Proceeds from convertible notes issued	1,747,680	279,890	2,027,570
Repayment on convertible notes	1,146,359	(1,918,077)	(771,718)
Proceeds from issuance of notes payable	3,448,246	10,001	3,458,247
Proceeds from related parties	229,281	(1)	299,280
Finance lease payments	(72,768)	(5,500)	(78,268)
Net cash provided by Financing Activities	2,244,244	(1,633,687)	610,557